CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Total	At-the-market agreement	Share Capital	Share Capital At-the-market agreement	Warrants	Contributed Surplus	Accumulated Other Comprehensive Income	Accumulated Deficit
Equity balance at beginning of period at Dec. 31, 2019	$ (108)		$ 311,078		$ 3,618	$ 29,339	$ 464	$ (344,607)
Net loss and other comprehensive income (loss)	(22,569)						(64)	(22,505)
Issued pursuant to stock option plan (note 10)	241		385			(144)
Issued pursuant to incentive share award plan (note 10)	0		732			(732)
Issued pursuant to "At the Market" Agreement (note 9)		$ 40,038		$ 40,038
Issued pursuant to warrant derivative exercised (note 9)	6,333		6,333
Share-based compensation expense (note 10)	2,559					2,559
Share issue costs (note 9)	(1,742)		(1,742)
Equity balance at end of period at Dec. 31, 2020	24,752		356,824		3,618	31,022	400	(367,112)
Net loss and other comprehensive income (loss)	(26,316)						(12)	(26,304)
Issued pursuant to stock option plan (note 10)	238		381			(143)
Issued pursuant to incentive share award plan (note 10)	0		544			(544)
Issued pursuant to "At the Market" Agreement (note 9)		34,168		34,168
Issued pursuant to warrant derivative exercised (note 9)	687		687
Share-based compensation expense (note 10)	3,826					3,826
Share issue costs (note 9)	(1,256)		(1,256)
Equity balance at end of period at Dec. 31, 2021	36,099		391,348		3,618	34,161	388	(393,416)
Net loss and other comprehensive income (loss)	(24,561)						274	(24,835)
Issued pursuant to stock option plan (note 10)	12		20			(8)
Issued pursuant to incentive share award plan (note 10)	0		98			(98)
Expiry of equity warrant agreement (note 9)	0				(3,618)	3,618
Issued pursuant to "At the Market" Agreement (note 9)		$ 13,338		$ 13,338
Share-based compensation expense (note 10)	2,378					2,378
Share issue costs (note 9)	(764)		(764)
Equity balance at end of period at Dec. 31, 2022	$ 26,502		$ 404,040		$ 0	$ 40,051	$ 662	$ (418,251)